UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                                                        FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:                 December 31, 2004

Check here if Amendment [ ]; Amendment Number: N/A
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       ShareInVest Research L.P.
Address:    c/o The Millburn Corporation
            1270 Avenue of the Americas
            New York, New York  10020

Form 13F File Number:   28-05309

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Kenneth P. Pearlman
Title:      Principal of ShareInVest Research L.P.
Phone:      212-332-7327

Signature, Place, and Date of Signing:

/s/ Kenneth P. Pearlman           New York, New York            February 4, 2005

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  N/A

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   36

Form 13F Information Table Value Total:   $152,036
                                          (thousands)

List of Other Included Managers:          None

                                                     FORM 13F INFORMATION TABLE

            COLUMN 1              COLUMN 2      COLUMN 3  COLUMN 4       COLUMN 5        COLUMN 6   COLUMN 7         COLUMN 8
            --------              --------      --------  --------       --------        --------   --------         --------
                                  TITLE OF                 VALUE    SHRS OR  SH/  PUT/  INVESTMENT   OTHER       VOTING AUTHORITY
         NAME OF ISSUER             CLASS        CUSIP    (x$1000)  PRN AMT  PRN  CALL  DISCRETION  MANAGERS    SOLE   SHARED  NONE
         --------------             -----        -----    --------  -------  ---  ----  ----------  --------    ----   ------  ----
ALLIANCE GAMING CORP               COM NEW     01859P609    2,096   151,800   SH           Sole        N/A    151,800
AMERICAN AXLE & MFG HLDGS INC        COM       024061103    7,407   241,600   SH           Sole        N/A    241,600
AMERICAN EAGLE OUTFITTERS INC        COM       02553E106    4,740   100,631   SH           Sole        N/A    100,631
BEST BUY INC                         COM       086516101    1,833    30,850   SH           Sole        N/A     30,850
BOYDS COLLECTION LTD                 COM       103354106      669   152,100   SH           Sole        N/A    152,100
CARMAX, INC                          COM       143130102    1,349    43,434   SH           Sole        N/A     43,434
CBRL GROUP INC                       COM       12489V106    2,478    59,200   SH           Sole        N/A     59,200
CENTEX CORP                          COM       152312104    4,850    81,400   SH           Sole        N/A     81,400
CHAMPION ENTERPRISES INC             COM       158496109    1,395   118,000   SH           Sole        N/A    118,000
CIT GROUP                            COM       125581108    7,427   162,100   SH           Sole        N/A    162,100
COVENANT TRANS INC                  CL A       22284P105    1,836    88,200   SH           Sole        N/A     88,200
DOLLAR GEN CORP                      COM       256669102    2,623   126,300   SH           Sole        N/A    126,300
DOLLAR TREE STORES INC               COM       256747106    1,594    55,400   SH           Sole        N/A     55,400
ETHAN ALLEN INTERIORS INC            COM       297602104    2,151    53,750   SH           Sole        N/A     53,750
GENCORP INC                          COM       368682100       19     1,000   SH           Sole        N/A      1,000
GENENTECH INC                      COM NEW     368710406   16,582   304,600   SH           Sole        N/A    304,600
HEARTLAND EXPRESS INC                COM       422347104    5,899   262,538   SH           Sole        N/A    262,538
HUNT J B TRANS SVCS INC              COM       445658107    6,826   152,200   SH           Sole        N/A    152,200
KNIGHT TRANSN INC                    COM       499064103    7,984   321,948   SH           Sole        N/A    321,948
LOWES COS INC                        COM       548661107    4,901    85,100   SH           Sole        N/A     85,100
MAGNA ENTMT CORP                    CL A       559211107    1,953   324,400   SH           Sole        N/A    324,400
MAXIM INTEGRATED PRODS INC           COM       57772K101    4,900   115,600   SH           Sole        N/A    115,600
MEDTRONIC INC                        COM       585055106    5,548   111,700   SH           Sole        N/A    111,700
OLD DOMINION FREIGHT LINE INC        COM       679580100    5,630   161,775   SH           Sole        N/A    161,775
QUANTA SVCS INC                      COM       74762E102    2,800   350,000   SH           Sole        N/A    350,000
RARE HOSPITALITY INTL INC            COM       753820109   10,015   314,350   SH           Sole        N/A    314,350
RUSH ENTERPRISES INC                CL A       781846209    1,235    76,124   SH           Sole        N/A     76,124
RYANAIR HLDGS PLC               SPONSORED ADR  783513104    8,388   205,850   SH           Sole        N/A    205,850
STAPLES INC                          COM       855030102    4,497   133,397   SH           Sole        N/A    133,397
SWIFT TRANSN CO                      COM       870756103    3,604   167,800   SH           Sole        N/A    167,800
TEXAS ROADHOUSE INC                 CL A       882681109    1,876    63,650   SH           Sole        N/A     63,650
TOLL BROTHERS INC                    COM       889478103    2,120    30,900   SH           Sole        N/A     30,900
TWEETER HOME ENTMT GROUP INC         COM       901167106    2,960   430,300   SH           Sole        N/A    430,300
URBAN OUTFITTERS INC                 COM       917047102    8,978   202,200   SH           Sole        N/A    202,200
US XPRESS ENTERPRISES INC           CL A       90338N103    1,172    40,000   SH           Sole        N/A     40,000
UTI WORLDWIDE INC                    ORD       G87210103    1,701    25,000   SH           Sole        N/A     25,000

                        TOTAL                             152,036